SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2022
SHAREHOLDERS' EQUITY
Schedule of share capital

	Ordinary
	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	367,612,329	27.01
Controller	194,809,797	14.31
Managements and related persons	33,952,144	2.49
Alden Fundo de Investimento em Ações	26,154,744	1.92
	622,529,014	45.73
Treasury	24,316,669	1.79
Other shareholders	714,417,901	52.48
	1,361,263,584	100.00